Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 11: FAIR VALUE OF FINANCIAL INSTRUMENTS
Forward Freight Agreements (FFAs)
Dry bulk shipping FFAs generally have the following characteristics: they cover periods from one month to one year; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties and give rise to a certain degree of credit risk depending on the counterparties involved and they are settled monthly based on publicly quoted indices.
At December 31, 2014 and 2013, none of the “mark-to-market” positions of the open dry bulk FFA contracts, qualified for hedge accounting treatment. Dry bulk FFAs traded by the Company that do not qualify for hedge accounting are shown at fair value through the consolidated statements of comprehensive (loss)/income.
The net losses from FFAs recorded in the consolidated statements of comprehensive (loss)/income amounted to $0, $260 and $196, for the years ended December 31, 2014, 2013 and 2012, respectively.
During each of the years ended December 31, 2014, 2013 and 2012, the changes in net unrealized losses on FFAs amounted to $0, $(69) and $(124), respectively.
Fair value of financial instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.
Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates their fair value. The 2019 Notes, the 2022 Notes, the 2019 and 2022 Logistics Senior Notes and the Navios Logistics loan are fixed rate borrowings and their fair value was determined based on quoted market prices.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value.
Loan receivable from affiliate companies: The carrying amount of the fixed rate loan approximates its fair value.
Long-term receivable from affiliate companies: The carrying amount of the floating rate receivable approximates its fair value.
Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the consolidated balance sheets represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the consolidated statements of comprehensive income/(loss).

The estimated fair values of the Company's financial instruments were as follows:

	December 31, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$247,556	$247,556	$187,831	$187,831
Restricted cash	$2,564	$2,564	$2,041	$2,041

Investments in available-for-sale- securities	$6,701	$6,701	$7,660	$7,660
Loan receivable from affiliate companies	$7,791	$7,791	$2,660	$2,660
Long-term receivable from affiliate companies	$9,625	$9,625	$5,144	$5,144
Capital lease obligations, including current portion	$(22,360)	$(22,360)	$(23,759)	$(23,759)
Senior and ship mortgage notes, including premium	$(1,375,000)	$(1,300,021)	$(1,293,156)	$(1,326,897)
Long-term debt, including current portion	$(269,582)	$(269,582)	$(218,093)	$(218,093)

 The following tables set forth our assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.
Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable.

	Fair Value Measurements as of December 31, 2014
		Quoted Prices in	Significant Other	Significant Unobservable
		Active Markets for	Observable	Inputs
Assets	Total	Identical Assets (Level I)	Inputs (Level II)	(Level III)
Investments in available-for-sale securities	$6,701	$6,701	$—		$—
Total	$6,701	$6,701	$—		$—

	Fair Value Measurements as of December 31, 2013
		Quoted Prices in	Significant Other	Significant Unobservable
		Active Markets for	Observable	Inputs
		Identical Assets	Inputs	(Level III)
Assets	Total	(Level I)	(Level II)
Investments in available-for-sale securities	$7,660	$7,660	$—		$—
Total	$7,660	$7,660	$—		$—

	Fair Value Measurements at December 31, 2014
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$247,556	$247,556	$—	$—
Restricted cash	$2,564	$2,564	$—	$—
Senior and ship mortgage notes	$(1,300,021)	$(1,300,021)	$—	$—
Capital lease obligations, including current portion(1)	$(22,360)	$—	$(22,360)	$—
Long-term debt, including current portion(1)	$(269,582)	$—	$(269,582)	$—
Loan receivable from affiliate companies(2)	$7,791	$—	$7,791	$—
Long-term receivable from affiliate companies(2)	$9,625	$—	$9,625	$—

	Fair Value Measurements at December 31, 2013
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$187,831	$187,831	$—	$—
Restricted cash	$2,041	$2,041	$—	$—
Senior and ship mortgage notes, including premium	$(1,326,897)	$(1,326,897)	$—	$—
Capital lease obligations, including current portion(1)	$(23,759)	$—	$(23,759)	$—
Long-term debt, including current portion(1)	$(218,093)	$—	$(218,093)	$—
Loan receivable from affiliate companies(2)	$2,660	$—	$2,660	$—
Long-term receivable from affiliate companies(2)	$5,144	$—	$5,144	$—

(1) The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

(2) The fair value of the Company's loan receivable from affiliate companies and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.